Consolidated Balance Sheets - USD ($) $ in Millions		Sep. 30, 2016	Sep. 30, 2015
Current Assets
Cash and cash items		$ 1,293.2	$ 183.1
Trade receivables, net		1,146.2	1,126.4
Inventories		255.0	288.0
Contracts in progress, less progress billings		64.6	101.1
Prepaid expenses		93.9	59.9
Other receivables and current assets		538.2	329.8
Current assets of discontinued operations		926.2	705.2
Total Current Assets		4,317.3	2,793.5
Investment in net assets of and advances to equity affiliates		1,283.6	1,249.8
Plant and Equipment, Net	[1]	8,259.7	8,237.3
Goodwill, net		845.1	837.1
Intangible assets, net		387.9	398.3
Noncurrent capital lease receivables		1,221.7	1,340.2
Other noncurrent assets		671.0	609.0
Noncurrent assets of discontinued operations		1,042.3	1,851.4
Total Noncurrent Assets		13,711.3	14,523.1
Total Assets		18,028.6	17,316.6
Current Liabilities
Payables and accrued liabilities		1,652.2	1,479.6
Accrued income taxes		117.9	48.8
Short-term borrowings		935.8	1,494.3
Current portion of long-term debt		365.4	430.6
Current liabilities of discontinued operations		211.8	190.9
Total Current Liabilities		3,283.1	3,644.2
Long-term debt		3,909.7	3,931.0
Other noncurrent liabilities		1,816.5	1,529.6
Deferred income taxes		710.4	727.6
Noncurrent liabilities of discontinued operations		1,095.5	103.1
Total Noncurrent Liabilities		7,532.1	6,291.3
Total Liabilities		10,815.2	9,935.5
Commitments and Contingencies - See Note 17
Stockholders' Equity Attributable to Parent [Abstract]
Common stock		249.4	249.4
Capital in excess of par value		970.0	904.7
Retained earnings		10,475.5	10,580.4
Accumulated other comprehensive loss		(2,388.3)	(2,125.9)
Treasury stock, at cost		(2,227.0)	(2,359.6)
Total Air Products Shareholders' Equity		7,079.6	7,249.0
Noncontrolling Interests		133.8	132.1
Total Equity		7,213.4	7,381.1
Total Liabilities and Equity		$ 18,028.6	$ 17,316.6

[1]	Long-lived assets include plant and equipment, net.